Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 months	Dec. 31, 2010	Dec. 31, 2009	Sep. 17, 2009	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Sep. 17, 2009 Janssen AI [Member]	Dec. 31, 2011 Johnson And Johnson [Member]	Sep. 30, 2009 Johnson And Johnson [Member]
Equity investment percentage				49.90%	49.90%
Percentage of tax benefits recognized upon settlement	50.00%
Funding commitment	$ 400.0				$ 500.0		$ 500.0		$ 500.0
Maximum additional funding commitment	400.0							400.0	400.0
Equity method investment, difference between carrying value and book value	300				185	120
Percentage of cash discounts	2.00%
Time period prior to expiration date goods are returnable, in months	6
Time period after expiration date goods are returnable, in months	12
Advertising expenses	$ 0.6	$ 0.7	$ 1.7
Cumulative unrecognized net actuarial gain or loss percentage	10.00%